Trade accounts receivable (Tables)	3 Months Ended
Mar. 31, 2019
Trade accounts receivable
Components of trade accounts receivable
Trade accounts and other receivables
in € THOUS
	March 31,		December 31,
	2019		2018

		thereof Credit-Impaired		thereof Credit-Impaired
Trade accounts and other receivables, gross	3.980.307	387.850	3.455.721	325.240
thereof Finance Lease Receivables	44.037	-	28.726	-
less allowances	(123.416)	(87.056)	(118.015)	(85.775)
Trade accounts and other receivables	3.856.891	300.794	3.337.706	239.465